Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Nasdaq Deficiency

On May 5, 2026, the Company received a written notice (the “Notice”) from The Nasdaq Stock Market, LLC (“Nasdaq”) that it is not in compliance with the minimum bid requirements set forth in Nasdaq Listing Rule 5450(a)(1) for continued listing on The Nasdaq Global Market. Nasdaq Listing Rule 5450(a)(1) requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of 30 consecutive business days. Based on the closing bid price of the Company’s common stock between March 23, 2026 to May 4, 2026, the Company no longer meets the minimum bid price requirement. The Notice has no immediate effect on the listing or trading of the Company’s common stock on The Nasdaq Global Market and, at this time, the common stock will continue to trade on The Nasdaq Global Market under the symbol “DFNS.”

The Notice provides that the Company has 180 calendar days, or until November 2, 2026, to regain compliance with Nasdaq Listing Rule 5450(a)(1). To regain compliance, the bid price of the Company’s common stock must have a closing bid price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by November 2, 2026, the Company may be eligible for additional time to regain compliance. In such instance, the Company must submit an application and a non-refundable $5,000 application fee, so long as the Company applies to transfer the listing of its common stock to The Nasdaq Capital Market and meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market (except for the bid price requirement) and notifies Nasdaq in writing of its intention to cure the deficiency during the second compliance period. If the Company does not qualify or fails to regain compliance, then Nasdaq will notify the Company of its determination to delist the Company’s common stock.

The Company intends to monitor the closing bid price of its common stock and may, if appropriate, consider implementing available options, including, but not limited to, implementing a reverse stock split of its outstanding securities, to regain compliance with the minimum bid price requirement under the Nasdaq Listing Rules.

Conversion of Debt

On April 27, 2026, the Company, and Mr. Shalom, executed and delivered the Note Exchange Agreement, pursuant to which the original principal amount of the notes issued to Mr. Shalom and accrued interest thereon in the amount of $2,138,962 was cancelled in its entirety in exchange for the issuance of 4,174,399 shares of common stock (the “Exchange Shares”). The exchange price of $0.5124 was the last consolidated bid price of a share of common stock as reported by The Nasdaq Stock Market LLC. The Exchange Shares are restricted shares and may not be sold without registration or an applicable exemption therefrom.

The notes were assigned to Mr. Shalom from Star 26 Capital Inc. (“Star 26”) pursuant to the terms of the Amended and Restated Securities Purchase Agreement and Call Option dated September 15, 2025 (the “Star Purchase Agreement”) among the Company, Star 26 and the other parties signatory thereto and pursuant to the exercise by Mr. Shalom of his right to obtain shares, notes and warrants from Esousa Group Holdings LLC (“Esousa”) in accordance with the terms of the Call Option Agreement dated January 13, 2026.

In connection with the consummation of the transactions contemplated by the Star Purchase Agreement on January 12, 2026, the Company issued to Star 26 a warrant to purchase a total of 12,017,648 shares of Common Stock at an exercise price of $1.50 per share (the “Star Warrant”), which was then distributed to the equity holders of Star 26 on a pro rata basis. Mr. Shalom’s pro rata amount of the Star Warrant was to purchase 7,175,662 shares of Common Stock.

Sale of Zorronet

On April 10, 2026, Water IO Ltd. (“Water IO”), an Israeli public company traded on the Tel Aviv Stock Exchange in which Star 26 Capital Inc. (“Star 26”), a wholly-owned subsidiary of the Company, holds an approximately 67% equity interest, completed the sale of 100% of the issued and outstanding share capital of Zorro Net Ltd. (“Zorronet”), a wholly-owned subsidiary of Water IO, to BiomX Inc. (“BiomX”) (NYSE American: PHGE), pursuant to a Stock Purchase Agreement.

As consideration for the Zorronet shares, BiomX issued to Water IO: (i) 1,300,000 shares of BiomX common stock; and (ii) a non-convertible promissory note in the principal amount of $1,250,000, bearing interest at the short-term applicable federal rate, maturing three months from the date of issuance. Additionally, BiomX assumed certain obligations of Water IO with respect to the founders and former shareholders of Zorronet, including a performance-based earnout payable no later than March 31, 2027 equal to the greater of 125% of Zorronet’s consolidated revenue or eight times Zorronet’s consolidated EBITDA for fiscal year 2026, and a commitment to retain certain key Zorronet personnel for three years on no less favorable terms.

As a result of the transaction, Water IO holds 1,300,000 shares of BiomX common stock, representing approximately 16.57% of BiomX’s issued and outstanding common stock following the issuance. The Company, through Star 26, beneficially owns approximately 67% of Water IO’s equity, and accordingly may be deemed to beneficially own such BiomX shares indirectly.

Resignation of Directors and Appointment of New Directors

On May 19, 2026, Shiran Fridman and Asaf Nachum were appointed to the Board of Directors of the Company, effective as of May 19, 2026.

Ms. Fridman, age 39, has been an independent business and financial consultant since 2025. From 2007 through 2025 she was an investment manager at Four Seasons Real Estate in Israel.

Mr. Nachum, age 49, is an independent investment advisor and portfolio manager.

Each of Ms. Fridman and Mr. Nachum is entitled to $5,000 per quarter they serve as directors of the Company and 5,000 shares of common stock of the Company.

The appointments were made to replace David Rokach and Reuven Yeganeh, both of whom resigned as of May 19, 2026.

Exchange of Shares with VisionWave

On May 17, 2026, T3 exchanged 6,000,000 newly issued restricted shares of common stock of the Company, representing 9.96% of the issued and outstanding shares, for 475,492 shares of common stock (the “Exchange Shares”) of VisionWave Holdings, Inc., a Delaware corporation listed on the Nasdaq Capital Market (“VisionWave”). The per share price of the shares of VisionWave was $5.59 and the per share price of the Company was $0.443. The market value of the Exchange Shares as of May 15, 2026 was $2,658,000.

VisionWave, through its own internal developments, various industry partnerships, and through its wholly owned subsidiaries VisionWave Technologies Inc., a Nevada corporation, and Solar Drone Ltd, an Israeli corporation, is at the forefront of creating software and hardware solutions for UxV (Unmanned Vehicles including UAVs, UGVs and USVs – Aerial, Ground and Submersible) capabilities by integrating advanced artificial intelligence (AI) and autonomous solutions for both defense and aerospace applications, and commercial uses. Its technologies, both those available for sale and in development— ranging from high-resolution radars and advanced vision systems; to radio frequency (RF) sensing technologies; to high-speed computer platforms; to payload management for various UxVs like drones and UGVs, seek to improve operational efficiency and precision dual markets; for military and homeland security applications, and for commercial use cases worldwide.

The exchange was consummated pursuant to the terms of the Share Exchange and Swap Agreement dated as of May 13, 2026 (the “Exchange Agreement”) by and between the Company and VisionWave. Both VisionWave and the Company agreed to a 6-month lockup of the shares exchanged and no registration rights were provided. The Exchange Agreement also contained typical representations and warranties for an agreement of this nature.

NOTE 20 – SUBSEQUENT EVENTS

Proposed Business Combination

On March 31, 2026, SC II Acquisition Corp., a Cayman Islands exempted company (the “SPAC”), entered into a non-binding letter of intent (the “LOI”) with a payments technology company (the “Target”), which outlines the general terms and conditions of a potential business combination (the “Proposed Transaction”) pursuant to which the SPAC would acquire 100% of the outstanding equity and equity equivalents of the Target. The SPAC’s sponsor, SC Capital II Sponsor LLC, , is controlled and majority owned by Nukkleus Defense Technologies Inc., a wholly-owned subsidiary of T3.

The LOI is a preliminary, non-binding expression of mutual interest and does not constitute a binding commitment, obligation or agreement of the SPAC or the Target to consummate the Proposed Transaction or any other transaction. Except for certain limited binding provisions, including, among other things, exclusivity, confidentiality, the waiver of claims against the SPAC’s trust account, and governing law, neither the SPAC nor the Target has any legal obligation to the other party with respect to the Proposed Transaction by virtue of the LOI.

Cancellation of $16,000,000 Indebtedness

On January 12, 2026, the Company completed the Star purchase transaction – see note 1B above. On March 31, 2026, the Company agreed on the termination of its obligation to pay $16,000,000 to its wholly-owned subsidiary, Star. Pursuant to the Cancellation Agreement, (the “Cancellation Agreement”), while all terms and provisions of the Amended and Restated Securities Purchase Agreement, dated September 15, 2025 (the “Acquisition Agreement”) remain in full force and effect, and the Company's ownership of Star, including all assets, operations, and subsidiaries, is unaffected, the Company eliminated $16,000,000 of indebtedness, effective immediately, at no cost, no dilution, and with no offsetting obligation to the Company or its shareholders.

Pursuant to the terms of the Cancellation Agreement, the entire $16,000,000 obligation to Star, including principal, accrued interest and any other amounts owing with respect thereto, were cancelled, terminated and rendered of no further force or effect, effective immediately, at no cost, no dilution, and with no offsetting obligation to the Company or its shareholders and while maintaining full ownership of Star and all of its assets.

Litigation

On March 3, 2026, the Company, obtained a copy of a summons and complaint filed in the Supreme Court of the State of New York dated February 24, 2026 by Kingswood Capital Partners, LLC against Star, Nukkleus, Inc. and the Company. The complaint alleges that a success fee is due for an earned investment banking success fee arising from a transaction. The Company denies all the allegations and intends to vigorously defend such action, which it believes is without merit.

Private Placement

On February 26, 2026, T3 closed a private placement pursuant to the terms of a Securities Purchase Agreement with an accredited investor (the “Securities Purchase Agreement”) for a private placement (the “Private Placement”) pursuant to which the investor (the “Purchaser”) agreed to purchase from the Company 400 units for an aggregate purchase price of $20,000,000, or a per unit price of $50,000. Each unit consists of (i) one share (each a “Share” and collectively, the “Shares”) of Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”), and (ii) one and a half common stock purchase warrants to initially purchase up to one and a half shares of common stock, par value $0.0001 per share (the “Common Stock”), of the Company, subject to adjustment as described herein (the “Common Warrants” and the shares of Common Stock issuable upon exercise or exchange of the Common Warrants, the “Warrant Shares”). The Private Placement is structured as a two stage investment. At the initial closing, which occurred on February 26, 2026, the Company sold 200 units for gross proceeds of $10 million. The Purchaser agreed to purchase an additional 200 units for an additional investment of $10 million following (i) the effectiveness of the registration statement described below, (ii) stockholder approval of the issuance of the transactions contemplated by the Securities Purchase Agreement as required pursuant to Nasdaq rules, (iii) the stock price is at least $1.00 and (iv) subject to the condition that the value of the trading in the Company’s stock on Nasdaq for the 10 consecutive days preceding the second closing is at or above $900,000 (the “Second Closing Market Trading Value”), provided that if the Second Closing Market Trading Value is less than $900,000, then there will be a proportionate reduction in the number of units to be sold at the second closing.

Pursuant to the Securities Purchase Agreement, the Company is required to seek stockholder approval (the “Stockholder Approval”) related to the issuance of the units to be issued in the Private Placement. The Company is required to file a preliminary proxy statement for a special meeting of the Company’s stockholders within 75 days of the initial closing of the Private Placement. The Company’s directors and officers have agreed to execute voting agreements to vote in favor of the applicable proposals. If the Company does not obtain Stockholder Approval at the first such meeting, the Company is required to call a meeting every 4 months thereafter to seek Stockholder Approval until the earlier of the date on which Stockholder Approval is obtained or the securities are no longer outstanding.

The Company also granted the Purchaser a right of participation in subsequent financings of the Company for a period of time following closing, subject to certain exempt issuances, and has agreed not to issue securities for a period of time following the closing of the Private Placement, subject to certain exempt issuances, including issuances pursuant to strategic transactions.

Under the terms of the Securities Purchase Agreement, the Company agreed not deliver any purchase notices under Company’s equity line of credit with the Purchaser until after the later of the date on which (i) the registration statement is declared effective and (ii) the Company obtains Stockholder Approval and even after such date, certain market conditions must be satisfied.

Series B Preferred Stock

Pursuant to the Certificate of Designations of Rights, Preferences and Limitations which was filed with the Secretary of State of the State of Delaware prior to closing of the Private Placement, each share of Series B Preferred Stock has a stated value of $50,000 (the “Stated Value”) and will initially be convertible into 23,474 shares of Common Stock (the “Conversion Shares”) (or pre-funded warrants in lieu thereof (the “Pre-Funded Warrants”)), calculated by dividing the Stated Value by the initial conversion price equal to $2.13 per Share (the “Initial Conversion Price”). The Initial Conversion Price is subject to adjustment upon stock splits, distributions, reorganizations, reclassifications, change of control and the like, and is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Series B Preferred Stock remains outstanding (subject to certain exempt issuances). The Initial Conversion Price will also be adjusted upon receipt of Stockholder Approval (as hereinafter defined), if obtained, to the lower of (i) the then applicable conversion price and (ii) the price per share of the Common Stock on its trading market upon the earlier of (A) effectiveness of the registration statement required to be filed pursuant to the Registration Rights Agreement (as defined herein) or (B) upon applicability of Rule 144 as it relates to the sale of the Conversion Shares.

The Series B Preferred Stock is convertible at the option of the holder at any time and will be automatically converted into Common Stock or Pre-Funded Warrants in lieu thereof on the effective date of the registration statement, whether or not the Stockholder Approval has been obtained. If at any time after the one-year anniversary of the closing of the Private Placement, the Series B Preferred Stock is then outstanding and the Company has not received Stockholder Approval, the Series B Preferred Stock is redeemable at the option of the holder at a price per Share equal to 105% of the Stated Value. The conversion of the Series B Preferred Stock is subject to a 9.9% beneficial ownership limitation blocker. The Series B Preferred Stock are not entitled to receive dividends, other than on an as-converted basis if dividends are paid to holders of Common Stock.

The holders of Series B Preferred Stock are entitled to 10,000 votes per each share of Series B Preferred Stock. The holders of Series BPreferred Stock have voting rights with respect to certain corporate actions that affect the rights of the Series B Preferred Stockholders and also have certain consent rights in connection with certain proposed Fundamental Transactions (as defined in the Certificate of Designations). The Series B Preferred Stock is (i) senior to the Common Stock of the Company and any other equity securities that the Company may issue in the future, the terms of which specifically provide that such equity securities rank junior to the Series B Preferred Stock, (ii) equal with any class or series of capital stock established after the closing date of the Private Placement, the terms of which specifically provide that such equity securities rank on par with such Series B Preferred Stock, in each case with respect to payment of amounts upon liquidation, dissolution or winding up and (iii) junior to all of the Company’s existing and future indebtedness. The Company has agreed not to issue any parity stock or senior securities without the written consent of a majority in interest of the Series B Preferred Stock. Upon a change of control, liquidation or winding up of the Company the holders of the Series B Preferred Stock are entitled to a liquidation preference of $50,000 per Share.

Common Warrants

The Common Warrants are exercisable on a cash or cashless basis at the earlier of (i) 180 days following their issuance and (ii) the date the stockholder approval is obtained, and expire 5 years from the date of issuance. Each Common Warrant will be initially exercisable for one share of Common Stock at an initial exercise price of $0.0125 per share, subject to adjustment for stock splits, distributions and the like (the “Initial Exercise Price”). The Initial Exercise Price is also subject to price-based anti-dilution adjustments for subsequent offerings made by the Company while the Common Warrants remain outstanding (subject to certain exempt issuances). At any time after the closing of the Private Placement, the holder of the Common Warrants may exchange the Common Warrants on a cashless basis for a number of shares of Common Stock determined by multiplying the total number of Warrant Shares with respect to which the Common Warrant is then being exercised by the Black Scholes Value (as defined in the Common Warrant) divided by the lower of the two closing bid prices of the Common Stock in the two days prior the time of such exercise, but in any event not less than $0.01 (as may be adjusted for stock dividends, subdivisions, or combinations and the like). The exercise of the Common Warrants is subject to a 9.9% beneficial ownership limitation blocker.

In the event of a Fundamental Transaction (as defined in the Common Warrants), the holders of the Common Warrants will be entitled to receive upon exercise of the Common Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Common Warrants immediately prior to such Fundamental Transaction. Additionally, as more fully described in the Common Warrants, the holders of the Common Warrants will be entitled to receive consideration in an amount equal to the Black Scholes value of the Common Warrant in connection with a Fundamental Transaction.

If the Company fails to timely deliver the Warrant Shares issuable upon exercise of the Common Warrants, the Company will be subject to liquidated damages, payable in the Company’s discretion in cash or shares on the Registration Date (as defined therein) or buy-in. If the Company elects to pay in shares, the number of shares due will be based on the LD Share Formula (as defined below).

Registration Rights Agreement

In connection with the Private Placement, on February 24, 2026, the Company and the Purchaser entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company is required to register the resale of the Conversion Shares (and any shares underlying the Pre-Funded Warrants, if any) and the Warrant Shares. The Company is required to prepare and file an initial registration statement (the “Initial Registration Statement”) with the Securities and Exchange Commission within 45 days of the date of the Securities Purchase Agreement (the “Filing Deadline”) and to use commercially reasonable efforts to have the Initial Registration Statement declared effective within 75 days of the date of the Securities Purchase Agreement (the “Effectiveness Deadline”). In certain circumstances including, but not limited to, if the Company misses the Filing Deadline or the Effectiveness Deadline, then the Company will be required to pay to the Purchasers an amount in shares or cash, at the Company’s discretion, as partial liquidated damages and not as a penalty, equal to the product of 1.5% multiplied by the aggregate purchase price paid by such Purchaser. Liquidated damages, if any, will accrue and be paid on the earlier of the effective date of a resale registration statement registering the sale of the shares that may be issued in lieu of cash or the date on which such shares can be sold pursuant to Rule 144 (the “Registration Date”). If the Company elects to pay liquidated damages in shares of Common Stock, the number of shares of Common Stock issuable to the Purchaser will be determined by dividing the aggregate amount of accrued liquidated damages by the closing price of the Company’s Common Stock on the trading market of the Common Stock on the day immediately prior to the Registration Date (the “LD Share Formula”).

In connection with the Private Placement, the Company entered into a Placement Agency Agreement, dated February 24, 2026, with Dawson James Securities Inc. (the “Placement Agent”), pursuant to which the Placement Agent acted as the sole placement agent for the Private Placement. In consideration for the foregoing, the Company has agreed to pay customary placement fees to the Placement Agent, including a cash fee equal to 3.5% of the gross proceeds raised in the Private Placement and issue warrants equal to 7.5% of the securities placed in the Offering. Pursuant to the Placement Agency Agreement, the Company has also agreed to reimburse certain expenses of the Placement Agent incurred in connection with the Private Placement.

Consulting Agreement

On February 17, 2026, the Board of Directors, based on the recommendations and approval of the Compensation Committee, approved the terms of the terms and provisions of a Consulting Agreement between the Company and Billio Ltd., a company in Israel, to provide the services of Menachem Shalom as the principal executive officer of the Company. The consulting agreement terminates and supersedes the (i) Consulting Agreement dated December 16, 2024 between the Company and Billio Ltd., pursuant to which the Company obtained consulting services from the Consultant through Menachem Shalom; (ii) Management Services Agreement dated June 28, 2024, as amended by Amendment No. 1 dated August 8, 2024, between Star 26 Capital, Inc. (“Star Capital”) and Zero One Capital LLC, a Nevada limited liability company (“Zero One”) in which Mr. Shalom is the chief executive officer and controlling member and shareholder of Zero One; and (iii) Offsetting Management Services Agreement dated August 12, 2024 between Zero One and B. Rimon Agencies Ltd., an Israeli company which is currently wholly-owned by Star Capital.

Given the performance of the Company within the last 15 months, the Compensation Committee and the Board of Directors determined that it was in the best interest of the Company to provide Mr. Shalom with the amended consulting agreement and increased compensation. The Committee and the Board also authorized a cash bonus to Mr. Shalom in the amount of $250,000 for his past services to the Company. The Company, under the supervision and guidance of Mr. Shalom, has completed several acquisitions within the last 15 months, including without limitation, Star 26, Tiltan Software Engineering, Nimbus Drones and ITS.

Pursuant to the terms of the Consulting Agreement, which is effective as of January 1, 2026, Mr. Shalom will continue to act as the chief executive officer of the Company while maintaining other executive roles in non-completing companies. For his services, Mr. Shalom will receive a base salary of $60,000 per month and target cash bonuses equal to 50% of base salary, subject to achievement of performance goals to be set by the Compensation Committee. He could also be entitled to additional milestone-based bonuses as determined by the Board. Mr. Shalom will receive 250,000 shares of common stock quarterly, subject to availability under approved incentive plans; if there is no plan or no availability, the quarterly amount of shares shall accrue until there is availability under an approved incentive plan. Such plan will also require shareholder approval pursuant to applicable Nasdaq rules. He will also be entitled to a relocation grant of $175,000 if Mr. Shalom relocates to the United States with his family. Mr. Shalom will also be entitled to all executive benefit plans including health and 401(k) plans and 30 business days per year vacation.

In the event Mr. Shalom is terminated for cause or is no longer employed by the Company for reason of death or disability, he shall only be entitled to his compensation at such time. If he is terminated by the Company without cause, he shall be entitled to 6 months of his base compensation, and if Mr. Shalom resigns, he shall be entitled to compensation for 12 months. If he is terminated for cause, Mr. Shalom shall not be entitled to any compensation.

The Consulting Agreement contains customary non-competition, non-solicitation and confidentiality provisions.

Director Resignation

On February 23, 2026, the Company received a letter of resignation from Ms. Aviya Volodarsky pursuant to which Ms. Volodarsky resigned from her position as a member of the board of directors of the Company and from all the committees on which she served for personal reasons. The resignation was effective immediately.

Name Change

Effective February 9, 2026, the Company changed its name by the filing of a certificate of correction to the Amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to change the name of the Company to “T3 Defense Inc.”. The change in the name of the Company was effectuated pursuant to Section 242(d)(1) of the Delaware General Corporation Law. As a result of the name change, the new ticker of the Company became “DFNS”.

Nimbus Acquisition

On January 15, 2026, the Company consummated its acquisition (the “Nimbus Acquisition”) of 100% of Nimbus Drones Technologies and Marketing Ltd., an Israeli private company (“Nimbus”) specializing in unmanned aerial systems and services, pursuant to the terms of that certain Stock Purchase Agreement, dated January 15, 2026 (the “Nimbus Purchase Agreement”), by and among the Company, Nimbus and Elad Defense LLC (“Elad”). In connection with the closing of the Nimbus Acquisition, the Company issued to Elad as consideration (i) 1,850,000 shares of Common Stock and (ii) a $3,250,000 convertible 24-month note (the “Nimbus Note”) bearing 6% interest, which is convertible at the option of the holder at a fixed price of $2.00 per share. The Nimbus Note also prohibits the Company from issuing the holder shares that would result in the holder beneficially owning more than 4.99% of the outstanding shares of Common Stock. As of February 17, 2026, the Nimbus Note was converted to an aggregate of 1,625,000 shares of Common Stock.